Partners’ capital - Distributions to Unitholders (Table) (Details) - Limited Partner [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended
	Jan. 25, 2024	Jan. 26, 2023	Apr. 25, 2024	Apr. 25, 2023
Distributions per common unit declared	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Common units distribution	$ 8,257	$ 3,008	$ 8,386	$ 3,009
General partner and incentive distribution rights ("IDR")	$ 52	$ 52	$ 52	$ 52